Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events
Subsequent Events
27.	Subsequent Events
Starting from January 2020, it was reported that a novel strain of coronavirus, later named COVID-19, spread worldwide. The Group is still in the process of assessing the impact. The extent to which COVID-19 impacts the business and financial results of the Group will depend on future developments, which are uncertain and cannot be predicted, including new information which may emerge concerning the severity of the coronavirus and the actions to contain the coronavirus or treat its impact, among others.